Note 2 - Basis of Presentation (Details Textual) - Reverse Stock Split [Member]	Apr. 19, 2024	Feb. 24, 2023
Stockholders' Equity Note, Stock Split, Conversion Ratio	18	50
Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	18